Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details)	Sep. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 18,750
2020	120,000
2021	123,600
2022	127,300
2023	131,150
2024	45,033
Total lease payment	565,833
Less: Imputed interest	(97,024)
Operating lease liabilities	$ 468,809